Condensed Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (53,645)	$ (750)	$ (657)	$ (750)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid by stockholder and contributed as capital	0	0	0	1,150
Changes in operating assets and liabilities:
Change in prepaid expense	(84,355)	750	0	0
Accrued liabilities	0	0	400	(400)
Net cash provided by (used in) operating activities	(138,000)	0	(257)	0
INVESTING ACTIVITIES
Development of software	0	0	0	0
Net cash used in investing activities	0	0	0	0
FINANCING ACTIVITIES:
Proceeds from issuance of common stock	0	0	2,000	0
Proceeds from stockowners' contributions	0	0	257	0
Proceeds from issuance of Notes Payable	138,000	0	0	0
Net cash provided by financing activities	138,000	0	2,257	0
NET INCREASE (DECREASE) IN CASH	0	0	2,000	0
Cash at beginning of period	0	2,000	0	2,000
Cash at end of period	$ 0	$ 2,000	$ 2,000	$ 0